Revenue and Expenses - Estimated Payment Schedule (Details) € in Millions	Dec. 31, 2024 EUR (€)
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	€ 11,548
Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	4,204
1 to 3 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	4,008
3 to 5 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	1,441
More than five years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	€ 1,895